Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other liabilities
Schedule of other liabilities

	12/31/2021	12/31/2020	12/31/2019
Provision for creditors and various suppliers	239,901	219,867	47,070
Lease financial liabilities (Note 24 a)	137,085	111,328	70,460
Payments to be processed	48,639	44,732	60,472
Contract liabilities (a)	48,943	38,867	—
Agreements to be transferred	37,301	28,923	50
Provisions for salaries, vacations and other labor charges	44,684	21,518	11,855
Administrative check	7	4,235	1,379
Other liabilities	27,439	3,005	512
Financing to be released	17,704	2,638	3,752
Foreign exchange transactions	1,212	—	—
Payable Dividends	11	7	15,398
Other	14,424	300	5,167
Total other liabilities	617,349	475,420	216,115
(a)	Contract liabilities: The balance consists of amounts received, not yet recognized in the income statement arising from the exclusive contract for insurance products signed between the subsidary Inter Digital Corretora and Consultoria de Seguros Ltda. (“Inter Seguros”) and Liberty Seguros.

Schedule of lease liabilities

Balance on January 1, 2021	111,328
New contracts	12,486
Payments	(29,793)
Accrued interest	43,064
Balance on December 31, 2021	137,085

Balance on January 1, 2020	70,460
New contracts	52,528
Payments	(29,909)
Accrued interest	18,249
Balance on December 31, 2020	111,328

Balance on January 1, 2019	9,405
New contracts	64,301
Payments	(4,196)
Accrued interest	950
Balance on December 31, 2019	70,460